Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Total	Common Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Conversion Of Convertible Debt Into Redeemable Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income	DYNAMICS SPECIAL PURPOSE [Member]	DYNAMICS SPECIAL PURPOSE [Member] Common Class A [Member]	DYNAMICS SPECIAL PURPOSE [Member] Common Class B [Member]	DYNAMICS SPECIAL PURPOSE [Member] Common Stock [Member] Common Class A [Member]	DYNAMICS SPECIAL PURPOSE [Member] Common Stock [Member] Common Class B [Member]	DYNAMICS SPECIAL PURPOSE [Member] Additional Paid-in Capital [Member]	DYNAMICS SPECIAL PURPOSE [Member] Accumulated Deficit [Member]
Balance at beginning period, Temporary equity at Dec. 31, 2019				$ 57,408,000
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2019				35,199,610
Balance at beginning period at Dec. 31, 2019		$ (39,443,000)	$ 1,000			$ 438,000	$ (39,895,000)	$ 13,000
Balance at beginning period, Shares at Dec. 31, 2019			13,679,638
Issuance of Series B redeemable convertible preferred stock, Value				$ 24,314,000	$ 7,940,000
Issuance of Series B redeemable convertible preferred stock, Shares				18,262,599	5,485,858
Stock-based compensation		272,000				272,000
Unrealized loss on investments		$ (13,000)						(13,000)
Issuance of common stock, Shares		(3,103,769)	824,555
Issuance of common stock		$ 333,000				333,000
Net loss		(19,862,000)					(19,862,000)
Balance at end of period, Shares at Dec. 31, 2020			14,504,193
Balance at end of period at Dec. 31, 2020		$ (58,713,000)	$ 1,000			1,043,000	(59,757,000)	0
Balance at end of period, Temporary equity at Dec. 31, 2020				$ 89,662,000
Balance at end of period, Shares, Temporary equity at Dec. 31, 2020		58,948,067		58,948,067
Issuance of Series B redeemable convertible preferred stock, Value				$ 2,294,000
Issuance of Series B redeemable convertible preferred stock, Shares				1,420,426
Stock-based compensation		$ 372,000				372,000
Issuance of common stock, Shares			2,879,206
Issuance of common stock		1,432,000				1,432,000
Early exercise of common stock options, Shares			(2,619,677)
Early exercise of common stock options		(1,329,000)				(1,329,000)
Net loss		(21,002,000)					(21,002,000)
Balance at end of period, Shares at Mar. 31, 2021			14,763,722									0	5,750,000
Balance at end of period at Mar. 31, 2021		$ (79,240,000)	$ 1,000			1,518,000	(80,759,000)		$ 23,822			$ 0	$ 575	$ 24,425	$ (1,178)
Balance at end of period, Temporary equity at Mar. 31, 2021				$ 91,956,000
Balance at end of period, Shares, Temporary equity at Mar. 31, 2021				60,368,493
Balance at beginning period, Temporary equity at Dec. 31, 2020				$ 89,662,000
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2020		58,948,067		58,948,067
Balance at beginning period at Dec. 31, 2020		$ (58,713,000)	$ 1,000			1,043,000	(59,757,000)	0
Balance at beginning period, Shares at Dec. 31, 2020			14,504,193
Issuance of Series B redeemable convertible preferred stock, Value				$ 82,171,000
Issuance of Series B redeemable convertible preferred stock, Shares				40,786,476
Stock-based compensation		2,295,000				2,295,000
Unrealized loss on investments		0
Issuance of common stock, Shares			3,103,769
Issuance of common stock		1,525,000				1,525,000
Early exercise of common stock options, Shares			(2,619,677)
Early exercise of common stock options		(1,329,000)				(1,329,000)
Vesting of early exercise of common stock options, Shares			200,806
Vesting of early exercise of common stock options		84,000				84,000
Net loss		(55,319,000)					(55,319,000)
Balance at end of period, Shares at Dec. 31, 2021			15,189,091									715,500	5,750,000
Balance at end of period at Dec. 31, 2021		$ (111,457,000)	$ 1,000			3,618,000	(115,076,000)	0	(8,875,518)			$ 72	$ 575	0	(8,876,165)
Balance at end of period, Temporary equity at Dec. 31, 2021				$ 171,833,000					230,000,000
Balance at end of period, Shares, Temporary equity at Dec. 31, 2021		99,734,543		99,734,543						23,000,000	5,750,000
Balance at beginning period at Feb. 28, 2021									0			$ 0	$ 0	0	0
Balance at beginning period, Shares at Feb. 28, 2021												0	0
Net loss									(1,178)			$ 0	$ 0	0	(1,178)
Issuance of Class B common stock to Sponsor	[1]								25,000			$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares	[1]											0	5,750,000
Balance at end of period, Shares at Mar. 31, 2021			14,763,722									0	5,750,000
Balance at end of period at Mar. 31, 2021		$ (79,240,000)	$ 1,000			1,518,000	(80,759,000)		23,822			$ 0	$ 575	24,425	(1,178)
Balance at end of period, Temporary equity at Mar. 31, 2021				$ 91,956,000
Balance at end of period, Shares, Temporary equity at Mar. 31, 2021				60,368,493
Balance at beginning period at Feb. 28, 2021									0			$ 0	$ 0	0	0
Balance at beginning period, Shares at Feb. 28, 2021												0	0
Net loss									(3,857,088)			$ 0	$ 0	0	(3,857,088)
Issuance of Class B common stock to Sponsor									25,000			$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares												0	5,750,000
Sale of 715,500 shares of Class A common stock in private placement to Sponsor, net of offering costs, Shares												715,500	0
Sale of 715,500 shares of Class A common stock in private placement to Sponsor, net of offering costs									7,138,437			$ 72	$ 0	7,138,365	0
Remeasurement of redeemable Class A common stock to redemption amount, Shares												0	0
Remeasurement of redeemable Class A common stock to redemption amount									(13,181,867)			$ 0	$ 0	(7,162,790)	(6,019,077)
Waiver of deferred underwriting commissions by underwriter, Shares												0	0
Waiver of deferred underwriting commissions by underwriter									1,000,000			$ 0	$ 0	0	1,000,000
Balance at end of period, Shares at Dec. 31, 2021			15,189,091									715,500	5,750,000
Balance at end of period at Dec. 31, 2021		$ (111,457,000)	$ 1,000			3,618,000	(115,076,000)	$ 0	(8,875,518)			$ 72	$ 575	0	(8,876,165)
Balance at end of period, Temporary equity at Dec. 31, 2021				$ 171,833,000					230,000,000
Balance at end of period, Shares, Temporary equity at Dec. 31, 2021		99,734,543		99,734,543						23,000,000	5,750,000
Stock-based compensation		$ 661,000				661,000
Issuance of common stock, Shares		(881,993)	881,993
Issuance of common stock		$ 422,000				422,000
Vesting of early exercise of common stock options, Shares			733,392
Vesting of early exercise of common stock options		375,000				375,000
Net loss		(11,808,000)					(11,808,000)		(1,309,849)			$ 0	$ 0	0	(1,309,849)
Balance at end of period, Shares at Mar. 31, 2022			16,804,476									715,500	5,750,000
Balance at end of period at Mar. 31, 2022		$ (121,807,000)	$ 1,000			$ 5,076,000	$ (126,884,000)		(10,185,367)			$ 72	$ 575	$ 0	$ (10,186,014)
Balance at end of period, Temporary equity at Mar. 31, 2022				$ 171,833,000					$ 230,000,000
Balance at end of period, Shares, Temporary equity at Mar. 31, 2022		99,734,543		99,734,543						23,000,000

[1]	The period from March 1, 2021 (inception) through March 31, 2021 includes up to 750,000 shares of Class B common stock which were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The over-allotment option was exercised in full on May 28, 2021; thus, these shares are no longer subject to forfeiture (see Notes 5 and 7).